SEGMENT AND GEOGRAPHIC AREA INFORMATION	12 Months Ended
Dec. 31, 2022
SEGMENT AND GEOGRAPHIC AREA INFORMATION
SEGMENT AND GEOGRAPHIC AREA INFORMATION

NOTE 15 – SEGMENT AND GEOGRAPHIC AREA INFORMATION

The Group’s major income source was from real estate agent commission income as of December 31, 2022. The percentage of revenue from real estate agent services among the total consolidated revenue was 96%, 99%, and 98% for the years ended December 31, 2022, 2021, and 2020, respectively. Geographically, revenue was majorly generated in the PRC market. The percentage of revenue generated in the PRC among the total consolidated revenue was 96%, 100%, and 100% for the years ended December 31, 2022, 2021, and 2020, respectively. The value of assets located in the UK has increased since 2021. The percentage of the value of the assets located in the UK among the total consolidated assets was 79%, 37%, and 0% for the years ended December 31, 2022, 2021, and 2020, respectively.

The Group operated in one reportable business segment – real estate agent services located in the PRC before 2022. The major assets in the UK subsidiaries were cash in 2021. The Group operated in two reportable business segments – real estate agent services and hospitality business after the Group bought two idle real estate properties located in the UK. The Company plans to remodel these properties into a multi-functions place with a fine dining restaurant, a hotel, wedding event venues, and gardening.  There was no hospitality business operation in 2022 and no income from the hospitality business in 2022.

	2022		2021		2020
	US$	%	US$	%	US$	%
Revenue by Categories
Real estate agent service income	434,371	96%	4,408,018	99%	5,765,585	98%
Rental management income	16,263	4%	19,469	—%
Other income	—	—%	38,746	1%	103,140	2%
Revenue by Categories	450,634	100%	4,466,233	100%	5,868,725	100%
Revenue by Geographic Region
PRC	434,371	96%	4,446,764	100%	5,868,725	100%
UK	16,263	4%	19,469	—%
Revenue by Geographic Region	450,634	100%	4,466,233	100%	5,868,725	100%
Assets by Geographic Region
PRC and Others	1,202,347	21%	5,293,516	63%	10,752,749	100%
UK	4,432,728	79%	3,075,454	37%	16	—%
Assets by Geographic Region	5,635,075	100%	8,368,970	100%	10,752,765	100%